Basis of presentation (Details) - Russian Federation	Dec. 31, 2023 airline aircraft spareEngine
Basis of Presentation [Line Items]
Number of airlines the company has insurance settlements with | airline	6
Number of aircraft on lease | aircraft	67
Number of engines on lease | spareEngine	10
Ukrainian Airline Insurance Claims
Basis of Presentation [Line Items]
Number of aircraft on lease | aircraft	67
Number of engines on lease | spareEngine	10